Document and Entity Information	0 Months Ended
Jan. 06, 2015
Risk/Return:
Document Type	497
Document Period End Date	Jan. 06, 2015
Registrant Name	Direxion Shares ETF Trust
Central Index Key	0001424958
Amendment Flag	false
Document Creation Date	Jan. 05, 2015
Document Effective Date	Jan. 06, 2015
Prospectus Date	Aug. 22, 2014
Direxion Daily Small Cap Bull 1.25X Shares | Direxion Daily Small Cap Bull 1.25X Shares
Risk/Return:
Trading Symbol	LLSC
Direxion Daily FTSE Developed Markets Bull 1.25X Shares | Direxion Daily FTSE Developed Markets Bull 1.25X Shares
Risk/Return:
Trading Symbol	LLDM
Direxion Daily FTSE Emerging Markets Bull 1.25X Shares | Direxion Daily FTSE Emerging Markets Bull 1.25X Shares
Risk/Return:
Trading Symbol	LLEM